Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,371,000.00
Previously Paid Amount	0.00
Total Fee Amount	189.34
Total Offset Amount	0.00
Net Fee	189.34
Narrative - Max Aggregate Offering Price	$ 1,371,000.00
Final Prospectus	true